VOYA INVESTMENT MANAGEMENT
7337 EAST DOUBLETREE RANCH ROAD, SUITE 100
SCOTTSDALE, AZ 85258

September 29, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:                 Voya Separate Portfolios Trust (“Registrant”)

SEC File Nos. 333-141111; 811-22025

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”) this is to certify that the Class A and Class I Prospectus and the related Statement of Additional Information for Voya Target In-Retirement Fund, Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement  2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2016.

Please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649 if you have any questions or comments.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management
Mutual Fund Legal Department

Attachment

cc: Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Elizabeth J. Reza

Ropes & Gray LLP